Related Party Transactions and Balanes	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANES
13.	RELATED PARTY TRANSACTIONS AND BALANES

As of December 31, 2019, the Company had a balance of $14,364 due from Shanghai Xingzhong Investment Management Limited Partnership, which was a platform for certain officers and employees holding the Company shares. The balance was an operating expense paid on behalf of the related party, and was collected during the year ended December 31, 2020.

On February 28, 2019, Mr. Weiguang Yang transferred 1.0% and 4.75% of equity interest of Shanghai Xingzhong Investment Management LLP, which was equivalent to 29,970 and 142,229 shares of ordinary share of Zhongchao Shanghai, to Ms. Pei Xu, the Chief Financial Officer of the Company, and Ms. Shuang Wu, the Chief Operation Officer of the Company, respectively. The ordinary shares will vest after a ten-year service period is fulfilled. The fair value of these ordinary shares aggregated $827,413 (Note 16) which is to compensate the services to be rendered by the employee.

The value of the shares of $827,413 transferred were charged to expenses over the ten years request service period starting from each of the grant date in the Company’s consolidated statements of income and comprehensive income with a corresponding credit to additional paid-in capital.